FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements Tables
Fair value of recurring assets and liabilities
	Level 1		Level 2	Level 3	Total
Assets
Cash		$-	4,353,699	-	4,353,699
Intangible assets		-	-	1,037,369	1,037,369
	$		4,353,699	1,037,369	5,391,068